Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated	Net Book
		Depreciation	Value

Balance, December 31, 2010	$2,328,845	(410,879)	1,917,966
Additions/transfers from vessels under construction	441,155	-	441,155
Vessel disposals	(116,600)	1,157	(115,443)
Vessel total constructive loss	(35,261)	2,125	(33,136)
Depreciation	-	(109,584)	(109,584)
Vessel impairment charge	(253,432)	108,744	(144,688)

Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	330,654	-	330,654
Vessel disposals	(132,950)	15,249	(117,701)
Depreciation	-	(109,653)	(109,653)
Balance, December 31, 2012	$2,562,411	$(502,841)	$2,059,570

Drilling rigs, drillships, machinery and equipment
	Cost	Accumulated	Net Book
		Depreciation	Value
Balance, December 31, 2010	$1,441,630	$(192,297)	$1,249,333
Additions	3,502,233	-	3,502,233
Disposals	(1,147)	381	(766)
Depreciation	-	(162,884)	(162,884)
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	82,940	-	82,940
Disposals	(4,148)	3,835	(313)
Depreciation	-	(223,813)	(223,813)
Balance, December, 2012	$5,021,508	$(574,778)	$4,446,730